Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses And Other Current Assets

Prepaid expenses and other current assets consist of the following:

	December 31, 2022	December 31, 2021
Prepaid voyage costs	$8,825	$2,829
Inventories	32,667	21,072
Claims receivable	12,694	5,568
Other	6,110	3,651
Total prepaid expenses and other current assets	$60,296	$33,120